Loss Per Class A and Class B Ordinary Share	12 Months Ended
Dec. 31, 2025
Loss per Class A and Class B ordinary share
Loss per Class A and Class B ordinary share
10	Loss per Class A and Class B ordinary share
(a)	Basic loss per Class A and Class B ordinary share

The calculation of basic loss per Class A and Class B ordinary share is based on the loss attributable to ordinary equity shareholders of the Company divided by weighted-average number of Class A and Class B ordinary shares outstanding.

In August 2024, the Company issued 12,806,568 ordinary shares to holders of Series D and Series D+ preferred shares at par value of USD0.00001 each and the Company was entitled an option to repurchase these ordinary shares if an IPO does not consummate on or before March 31, 2025. These ordinary shares were contingently returnable upon issuance; as such they were not initially treated as “outstanding” for the calculation of basic loss per ordinary share and were excluded from the calculation of loss per ordinary share amounts prior to the consummation of the IPO. However, upon the consummation of the IPO in October 2024 and consequently those shares were no longer subject to recall, the weighted average numbers of ordinary shares for the purpose of basic and diluted loss per share for the years presented have been retrospectively adjusted for the bonus element in such issuance.

Upon and immediately prior to the completion of the IPO in October 2024, the Company adopted a dual-class share structure and all of the Company’s issued ordinary shares before the completion of the IPO were re-designated into 149,442,793 Class A ordinary shares and 54,414,873 Class B ordinary shares. For comparability in the basic and diluted loss per share amounts for the years presented, the historical share capital structure has been re-presented to reflect the re-designation retrospectively.

Holders of the Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to 40 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Subsequently on March 13, 2026, the Extraordinary General Meeting approved the amendment of voting rights of Class B ordinary shares to 10 votes per share.

(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2023	2024	2025
	Number of	Number of	Number of
	shares	shares	shares
	‘000	‘000	‘000
Issued Class A and Class B ordinary shares as of January 1	103,850	105,614	826,214
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	—
Effect of ordinary shares issued (Note(i))	894	34,990	54,484
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	—	16,350	—
Effect of Class A ordinary shares issued upon Global Offering	—	—	13,540
Effect of Class A and Class B ordinary shares converted from preferred shares	—	100,188	—
Effect of Class A ordinary shares surrendered	—	—	*
Effect of ordinary shares deemed to be in issue(Note(ii))	—	24,701	31,785
Weighted average number of Class A and Class B ordinary shares for the year	117,551	294,650	926,023

*Represents shares less than 1,000

Note:

(i)	As disclosed in Note 29(a)(xi), for the year ended December 31, 2025, the Company issued 75,000,000 Class A ordinary shares to its share depositary bank to be used to settle vested RSUs and share options upon their exercise. These shares have been excluded from the computation of loss per ordinary share until they are used for the settlement of vested RSUs and exercise of vested share options.
(ii)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.
(ii)	Calculations of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2023	2024	2025
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(1,981,868)	(2,516,808)	(1,654,900)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	117,551	294,650	926,023
Basic loss per Class A and Class B ordinary share (in RMB)	(16.86)	(8.54)	(1.79)

(b)	Diluted loss per Class A and Class B ordinary share

There was no difference between basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2023, 2024 and 2025 due to the anti-dilutive effects of: 1) preferred shares and other financial instruments subject to redemption and other preferential rights issued by the Company (Note 23); 2) non-redeemable preferred shares (Note 29); and 3) the share options (Note 30).